Employee Retirement Plans - Reconciliation of Change in Fair Value Measurement of Defined Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Level 3 [Member]	Dec. 31, 2012 Level 3 [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Fair value of plan assets at beginning of year	$ 11,731	$ 9,819	$ 7,710	$ 9,819	$ 7,710
Relating to instruments still held at reporting date				357	485
Purchases, sales and settlements (net)				1,555	1,624
Fair value of plan assets at end of year	$ 11,731	$ 9,819	$ 7,710	$ 11,731	$ 9,819